Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Other Current Assets [Abstract]
Schedule of other current assets
	As of December 31,
	2018	2017
Prepaid expenses	$21,000	$-
Governmental institutions	6,117	8,444
Others	5,873	11,310
	$32,990	$19,754